Acquisitions (Narratives) (Details) (USD $)	3 Months Ended		9 Months Ended				0 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 [CopAcquisitionMember]	Dec. 23, 2011 [CopAcquisitionMember]	May 31, 2012 [AlbaFieldMember]	Sep. 30, 2012 [AlbaFieldMember]	Sep. 30, 2012 [AlbaFieldMember]	Sep. 30, 2012 [MaccullochFieldMember]	Sep. 30, 2012 [NicolFieldMember]
Business Acquisition [Line Items]
Business Acquisition Date Of Acquisition Agreement 1					Dec. 23, 2011
Business Acquisition, Cost of Acquired Entity, Purchase Price						$ 330,000,000		$ 255,400,000	$ 255,400,000
Business Acquisition Effective Date Of Acquisition1									May 23, 2012
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage							25.68%
Business Acquisition, Cost of Acquired Entity, Cash Paid							219,600,000	219,577,000	219,577,000
Percentage Of Assets Remaining To Be Acquired							23.43%			40.00%	18.00%
Escrow Deposit Disbursements Related to Property Acquisition									2,000,000
Total Deposit With Sellers Of Property									10,000,000
Acquisition Field Revenue	83,275,000	10,302,000	121,444,000	43,459,000				62,100,000
Acquisition income from operations	$ 19,101,000	$ (32,222,000)	$ (17,956,000)	$ (33,445,000)				$ 600,000